Other Payables and Accruals - Components of Other Payables and Accruals (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Payables And Accruals [Abstract]
Accruals	¥ 11,018	¥ 12,925
Other payables and accruals	46,210	72,339
Payable to database suppliers	2,189	3,415
Interest payables	7,704	1,701
Total other payables and accruals	67,121	90,380
Current	¥ 67,121	58,680
Non-current		¥ 31,700